Consolidated Statements of Changes in Equity (Deficiency) - CAD ($)	Common Stock [Member]	Contributed Surplus [Member]	Accumulated Deficit [Member]	Total
Beginning Balance at Dec. 31, 2018	$ 27,077,001	$ 4,596,349	$ (33,573,883)	$ (1,900,533)
Beginning Balance (shares) at Dec. 31, 2018	23,228,596
Common shares issued - Note 12 (b) iv)	$ 257,187			257,187
Common shares issued - Note 12 (b) iv) (shares)	735,904
Common shares issued - Note 12 (b) iii)	$ 195,343			195,343
Common shares issued - Note 12 (b) iii) (shares)	751,318
Stock-based compensation (Note 12 (e))		26,275		26,275
Net loss for the year			(3,004,159)	(3,004,159)
Ending Balance at Dec. 31, 2019	$ 27,529,531	4,622,624	(36,578,042)	(4,425,887)
Ending Balance (shares) at Dec. 31, 2019	24,715,818
Common shares issued - Note 12 (b) i)	$ 656,840			656,840
Common shares issued - Note 12 (b) i) (shares)	3,649,110
Common shares issued - Note 12 (b) ii)	$ 256,769			256,769
Common shares issued - Note 12 (b) ii) (shares)	1,426,491
Common shares issued - Note 12 (b) ii)	$ 28,000			28,000
Common shares issued - Note 12 (b) ii) (shares)	160,000
Stock-based compensation (Note 12 (e))		3,397		3,397
Net loss for the year			(1,580,285)	(1,580,285)
Ending Balance at Dec. 31, 2020	$ 28,471,140	4,626,021	(38,158,327)	(5,061,166)
Ending Balance (shares) at Dec. 31, 2020	29,951,419
Common shares issued - Mainpointe	$ 1,459,445			1,459,445
Common shares issued - Mainpointe (shares)	3,986,684
Common shares issued - warrant exercised	$ 1,800			1,800
Common shares issued - warrant exercised (shares)	5,000
Common shares issued - shares for debt	$ 311,364			311,364
Common shares issued - shares for debt (shares)	889,612
Common shares issued - dividends on preference shares	$ 47,737			47,737
Common shares issued - dividends on preference shares (shares)	126,492
Stock-based compensation (Note 12 (e))		471,756		471,756
Net loss for the year			(4,073,315)	(4,073,315)
Ending Balance at Dec. 31, 2021	$ 30,291,486	$ 5,097,777	$ (42,231,642)	$ (6,842,379)
Ending Balance (shares) at Dec. 31, 2021	34,959,207			34,959,207